STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2019
STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES
1.	STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies adopted in preparing the consolidated financial statements of Piedmont Lithium Limited (“Piedmont” or “Company”) and its consolidated entities (“Consolidated Entity” or “Group”) for the years ended June 30, 2019, 2018 and 2017 are stated to assist in a general understanding of the consolidated financial statements.

Piedmont is a for profit company limited by shares, incorporated and domiciled in Australia. Our ordinary shares are listed on the Australian Securities Exchange, or ASX, under the symbol “PLL” and our American Depositary Shares, or ADRs, each representing 100 of our ordinary shares, are traded on the Nasdaq Capital Market, or Nasdaq, under the symbol “PLL”.  The Bank of New York Mellon, acting as depositary, registers and delivers the ADRs.

The principal activities of the Group during fiscal 2019, fiscal 2018 and fiscal 2017 consisted of the identification, acquisition, exploration and development of resource projects.  During fiscal 2017, the Group identified and acquired the Piedmont Lithium Project (“Project”) located in the United States and subsequently the Group has focussed on the exploration, appraisal, and development of the Project.

The consolidated financial statements of the Group for the years ended June 30, 2019, 2018 and 2017 were authorised for issue in accordance with a resolution of the Directors on October 30, 2019.

(a)	Basis of preparation

The consolidated financial statements are general purpose financial statements, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The financial statements comprise the consolidated financial statements of the Group. For the purposes of preparing the consolidated financial statements, the Company is a for-profit entity.

The financial report has also been prepared on a historical cost basis, except for other financial assets, which have been measured at fair value. The financial report is presented in United States dollars (US$).

Going concern

The financial statements have been prepared on the going concern basis, which contemplates the continuity of normal business activity and the realisation of assets and the settlement of liabilities in the normal course of business.

The Group incurred a loss of US$9,822,626 (2018: US$9,957,817), and experienced net cash outflows from operating and investing activities of US$11,362,323 for the year ended June 30, 2019 (2018: US$8,814,176). Cash and cash equivalents totalled US$4,432,150 as at June 30, 2019 (30 June 2018: US$7,238,489).

As disclosed in Note 20 to the financial statements, on July 10, 2019, the Company announced that it had completed an institutional placement of 145 million shares at an issue price of A$0.145 per share to institutional investors to raise gross proceeds of A$21 million.  As a result, the Directors are of the opinion that the Group will have sufficient funds to meet its obligations as and when they fall due and that the use of the going concern basis is appropriate.

(b)	New standards, interpretations and amendments adopted by the Group

In the current year, the Group has adopted all of the new and revised Standards and Interpretations issued by the IASB that are relevant to its operations and effective for annual reporting periods beginning on or after July 1, 2018.

New and revised standards and amendments thereof and interpretations effective for the current reporting period that are relevant to the Group include:

•	IFRS 9 Financial Instruments, and relevant amending standards;

•	IFRS 15 Revenue from Contracts with Customers, and relevant amending standards;

•	Amendments to IFRS 2 Share-based Payments – Classification and Measurement of Share-based Payment Transactions; and

•	IFRIC 22 Foreign Currency Transactions and Advance Consideration.

The adoption of these new and revised standards and amendments has not affected the amounts reported for the current or prior periods. A discussion on the impact of the adoption of IFRS 9 and IFRS 15 is included below. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

IFRS 9 Financial Instruments

IFRS 9 Financial Instruments addresses the classification, measurement and derecognition of financial assets and financial liabilities, introduces new rules for hedge accounting and a new impairment model for financial assets.

The Group has adopted IFRS 9 from July 1, 2018 which has resulted in changes to accounting policies and the analysis for possible adjustments to amounts recognised in the financial statements. In accordance with the transitional provisions in IFRS 9, the reclassifications and adjustments are not reflected in the balance sheet as at June 30, 2018 but recognised in the opening balance sheet as at July 1, 2018. The Group made an assessment of the impact of the new impairment model introduced by IFRS 9 noting no material impact.

Classification and Measurement

On July 1, 2018, the Group has assessed financial instruments held by the Group and have classified them into the appropriate IFRS 9 categories. The main effects resulting from this reclassification are shown in the table below.

On adoption of IFRS 9, the Group classified financial assets and liabilities measured at either amortised cost or fair value, depending on the business model for those assets and on the asset’s contractual cash flow characteristics. There were no changes in the measurement of the Group’s financial instruments.

There was no impact on the statement of comprehensive income or the statement of changes in equity on adoption of IFRS 9 in relation to classification and measurement of financial assets and liabilities.

The following table summarises the impact on the classification and measurement of the Group’s financial instruments at July 1, 2018:

Presented in statement of financial position	IAS 39 Classification	IFRS 9 Classification	Reported $	Restated $
Cash and cash equivalents	Loans and receivables	Amortised cost	No change	No material impact
Trade and other receivables	Loans and receivables	Amortised cost	No change	No material impact
Trade and other payables	Loans and payables	Amortised cost	No change	No material impact

The Group does not currently engage in any hedging activities and accordingly any changes to hedge accounting rules under IFRS 9 do not impact on the Group.

Impairment

IFRS 9 introduces a new expected credit loss (“ECL”) impairment model that requires the Group to adopt an ECL position across the Group’s trade and other receivables from July 1, 2018. The loss allowances are based on the assumptions about risk of default and expected loss rates as opposed to the previously applied incurred loss model. The Group uses judgement in making these assumptions and selecting the inputs to the impairment calculation, based on the Group’s past history, existing market conditions as well as forward looking estimates at the end of each reporting period. The Group has assessed that the risk of default is minimal for trade receivables, and therefore the loss allowance is immaterial. As such, no allowance for expected credit losses has been recognised against these receivables at June 30, 2019.

IFRS 15 Revenue from Contracts with Customers

The adoption of IFRS 15 has not had an impact on the Group’s financial statements. During the year, the Group generated no revenue from sale of goods or rendering of services.

(c)	New standards, interpretations and amendments not yet applied by the Group

International Financial Reporting Standards and Interpretations that have recently been issued or amended but are not yet effective have not been adopted by the Group for the annual reporting period ended June 30, 2019.  Those which may be relevant to the Group are set out in the table below, but these are not expected to have any significant impact on the Group's financial statements:

Standard or Interpretation	Application Date of Standard	Application Date for Group
IFRS 16 Leases	January 1, 2019	July 1, 2019
Interpretation 23 Uncertainty over Income Tax Treatments	January 1, 2019	July 1, 2019
Annual Improvements to IFRS Standards 2015–2017 Cycle	January 1, 2019	July 1, 2019
Amendments to IAS 19 Employee Benefits – Plan Amendment, Curtailment or Settlement	January 1, 2019	July 1, 2019

The impact of the adoption of IFRS 16 Leases is set out below. The adoption of the other standards, interpretations and amendments are not expected to have any significant impact on the Group's financial statements.

IFRS 16 Leases

IFRS 16 was issued in February 2016 and is mandatorily effective for financial years commending on or after 1 January 2019. The adoption of IFRS 16 will result in almost all leases being recognised on the balance sheet, as the distinction between operating and finance leases (for lessees) is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognised. The exceptions are short-term and low-value leases.

The Group has reviewed the Group’s leasing arrangements in light of the new lease accounting rules in IFRS 16. The standard will affect primarily the accounting for the Group’s operating leases where the Group is the lessee in the lease arrangement. The Group intends to apply the simplified transition approach and will not restate comparative amounts for the year prior to first adoption.

As at the reporting date, the Group has non-cancellable operating lease commitments of approximately US$135,000 (refer Note 19). Of these commitments, approximately US$26,000 relate to short-term and low value leases which will both continue to be recognised on a straight-line basis as an expense in profit or loss.

For the remaining operating lease commitments, the Group expects, on 1 July 2019, to recognise right-of-use assets of approximately US$109,000 with a corresponding lease liability of approximately US$109,000

(d)	Principles of Consolidation

The consolidated financial statements incorporate the assets and liabilities of all subsidiaries of the Company as at June 30, 2019 and 2018 and the results of all subsidiaries for the three years ended June 30, 2019, 2018 and 2017.

Control is achieved when the Company has power over the investee, is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to use its power to affect its returns. The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above. When the Company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the Company's voting rights in an investee are sufficient to give it power.

Subsidiaries are all those entities (including special purpose entities) over which the Company has the power to govern the financial and operating policies, so as to obtain benefits from its activities, generally accompanying a shareholding of more than one-half of the voting rights.  The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity.

The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies.  Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

Subsidiaries are fully consolidated from the date on which control is transferred to the Company.  They are de-consolidated from the date that control ceases.

Intercompany transactions and balances, income and expenses and profits and losses between Group companies, are eliminated. Investments in subsidiaries are accounted for at cost in the Statement of Financial Position of the Company.

(e)	Foreign Currencies

(i)	Functional and presentation currency

The functional currency of each of the Group's entities is measured using the currency of the primary economic environment in which that entity operates.  The Company’s functional currency is Australian dollars. The consolidated financial statements are presented in United States dollars which is the Company's presentation currency.

(ii)	Transactions and balances

Foreign currency transactions are translated into functional currency using the exchange rates prevailing at the date of the transaction.  Foreign currency monetary items are translated at the year-end exchange rate.  Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction.  Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.

Exchange differences arising on the translation of monetary items are recognised in the income statement, except where deferred in equity as a qualifying cash flow or net investment hedge.

Exchange differences arising on the translation of non-monetary items are recognised directly in equity to the extent that the gain or loss is directly recognised in equity, otherwise the exchange difference is recognised in the income statement.

(iii)	Group companies

The financial results and position of foreign operations whose functional currency is different from the group's presentation currency are translated as follows:

•	assets and liabilities are translated at year-end exchange rates prevailing at that reporting date;
•	income and expenses are translated at average exchange rates for the period; and
•	retained earnings are translated at the exchange rates prevailing at the date of the transaction.

Exchange differences arising on translation of foreign operations are transferred directly to the group's foreign currency translation reserve in equity.  These differences are recognised in profit or loss in the period in which the operation is disposed.

(f)	Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, deposits held at call with banks, other short-term highly liquid investments with original maturities of 3 months or less, and bank overdrafts.

(g)	Trade and Other Receivables

Trade receivables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method, less allowance for expected credit losses.

If collection of the amounts is expected in one year or less, they are classified as current assets. If not, they are presented as non-current assets. Trade receivables are generally due for settlement within 30 days and therefore are all classified as current.

As the majority of receivables are short term in nature, their carrying amount is assumed to be the same as their fair value

(h)	Property, Plant and Equipment

(i)	Cost and valuation

All classes of property, plant and equipment are measured at cost.

(ii)	Depreciation

Depreciation is provided on a straight-line basis on all property, plant and equipment.

	2019	2018	2017
Major depreciation periods are:
Plant and equipment:	5 years	5 years	5 years

(i)	Exploration and Development Expenditure

Expenditure on exploration and evaluation is accounted for in accordance with the 'area of interest' method and with IFRS 6 Exploration for and Evaluation of Mineral Resources.

Exploration and evaluation expenditure encompasses expenditures incurred by the Group in connection with the exploration for and evaluation of mineral resources before the technical feasibility and commercial viability of extracting a mineral resource are demonstrable.

For each area of interest, expenditure incurred in the acquisition of rights to explore is capitalised and recognised as an exploration and evaluation asset. This includes option payments made to landowners under the Group’s option agreements with local landowners which are considered part of the acquisition costs. Exploration and evaluation assets are measured at cost at recognition and are recorded as an asset if:

(i)	the rights to tenure of the area of interest are current; and

(ii)	at least one of the following conditions is also met:

•	the exploration and evaluation expenditures are expected to be recouped through successful development and exploitation of the area of interest, or alternatively, by its sale; and

•
exploration and evaluation activities in the area of interest have not at the reporting date reached a stage which permits a reasonable assessment of the existence or otherwise of economically recoverable reserves, and active and significant operations in, or in relation to, the area of interest are continuing.

All other exploration and evaluation expenditures are expensed as incurred.

Once the technical feasibility and commercial viability of a program or project has been demonstrated with a bankable feasibility study, the carrying amount of the exploration and evaluation expenditure in respect of the area of interest is reclassified as a “mine development property” and future expenditures incurred in the development of that area of interest is accounted for in accordance with the Group’s policy for Property, Plant & Equipment, as described in note 1(h).

Impairment

Capitalised exploration costs are reviewed each reporting date to establish whether an indication of impairment exists. If any such indication exists, the recoverable amount of the capitalised exploration costs is estimated to determine the extent of the impairment loss (if any). Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but only to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset in previous years.

Where a decision is made to proceed with development, accumulated expenditure is tested for impairment and transferred to development properties, and then amortised over the life of the reserves associated with the area of interest once mining operations have commenced. Recoverability of the carrying amount of the exploration and evaluation assets is dependent on successful development and commercial exploitation, or alternatively, sale of the respective areas of interest.

(j)	Trade and other payables

These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. The amounts are unsecured and are usually paid within 60 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months from the reporting date.

They are recognised initially at their fair value and subsequently measured at amortised cost using the effective interest method.

The carrying amounts of trade and other payables are considered to be the same as their fair values, due to their short-term nature.

(k)	Provisions

Provisions are recognised when the Group has a legal or constructive obligation, as a result of past events, for which it is probable that an outflow of economic benefits will result and that outflow can be reliably measured.

(l)	Interest income

Interest income is recognised on a time proportionate basis that takes into account the effective yield on the financial asset.

(m)	Income Tax

The income tax expense for the period is the tax payable on the current period's taxable income based on the national income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements, and to unused tax losses.

Deferred tax assets and liabilities are recognised for temporary differences at the tax rates expected to apply when the assets are recovered or liabilities are settled, based on those tax rates which are enacted or substantively enacted for each jurisdiction.  The relevant tax rates are applied to the cumulative amounts of deductible and taxable temporary differences to measure the deferred tax asset or liability.  An exception is made for certain temporary differences arising from the initial recognition of an asset or a liability.  No deferred tax asset or liability is recognised in relation to these temporary differences if they arose on goodwill or in a transaction, other than a business combination, that at the time of the transaction did not affect either accounting profit or taxable profit or loss.

Deferred tax liabilities and assets are not recognised for temporary differences between the carrying amount and tax bases of investments in controlled entities where the Company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.

Deferred tax assets are recognised for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilise those temporary differences and losses.

The carrying amount of deferred income tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilised.

Unrecognised deferred income tax assets are reassessed at each balance date and are recognised to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Current and deferred tax balances attributable to amounts recognised directly in equity are also recognised directly in equity.

Deferred tax assets and deferred tax liabilities are offset only if a legally enforceable right exists to set off current tax assets against tax liabilities and the deferred tax liabilities relate to the same taxable entity and the same taxation authority.

(n)	Employee Entitlements

Provision is made for the Group's liability for employee benefits arising from services rendered by employees to balance date.  Employee benefits that are expected to be settled wholly within 12 months have been measured at the amounts expected to be paid when the liability is settled, plus related on-costs.  Employee benefits payable later than 12 months have been measured at the present value of the estimated future cash outflows to be made for those benefits.

(o)	Earnings per Share

Basic earnings per share (“EPS”) is calculated by dividing the net profit attributable to members of the Company for the reporting period, after excluding any costs of servicing equity, by the weighted average number of ordinary shares of the Company, adjusted for any bonus issue.

Diluted EPS is calculated by dividing the basic EPS earnings, adjusted by the after tax effect of financing costs associated with dilutive potential Ordinary Shares and the effect on revenues and expenses of conversion to Ordinary Shares associated with dilutive potential Ordinary Shares, by the weighted average number of Ordinary Shares and dilutive Ordinary Shares adjusted for any bonus issue.

(p)	Goods and Services Tax

Revenues, expenses and assets are recognised net of the amount of GST, except where the amount of GST incurred is not recoverable from the Australian Tax Office.  In these circumstances the GST is recognised as part of the cost of acquisition of the asset or as part of the expense.  Receivables and payables in the Statement of Financial Position are shown inclusive of GST.

Cash flows are presented in the Statement of Cash Flows on a gross basis, except for the GST component of investing and financing activities, which are disclosed as operating cash flows.

(q)	Use and Revision of Accounting Estimates, Judgements and Assumptions

The preparation of the financial report requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis.  Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

In particular, information about significant areas of estimation uncertainty and critical judgements in applying accounting policies that have the most significant effect on the amount recognised in the financial statements are described in the following note:

•	Recognition of tax losses (Note 3);

•	Impairment of exploration and evaluation expenditures (Note 7); and

•	Share-based payments (Note 15).

(r)	Operating Segments

An operating segment is a component of an entity that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity), whose operating results are regularly reviewed by the entity's chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance and for which discrete financial information is available. This includes start up operations which are yet to earn revenues. Management will also consider other factors in determining operating segments such as the existence of a line manager and the level of segment information presented to the board of directors.

Operating segments have been identified based on the information provided to the chief operating decision makers – being the board of directors.

The group aggregates two or more operating segments when they have similar economic characteristics, and the segments are similar in each of the following respects:

•	Nature of the products and services,

•	Nature of the production processes,

•	Type or class of customer for the products and services,

•	Methods used to distribute the products or provide the services, and if applicable,

•	Nature of the regulatory environment.

Operating segments that meet the quantitative criteria as prescribed by IFRS 8 Operating Segments are reported separately. However, an operating segment that does not meet the quantitative criteria is still reported separately where information about the segment would be useful to users of the financial statements.

Information about other business activities and operating segments that are below the quantitative criteria are combined and disclosed in a separate category for “all other segments”.

(s)	Impairment of Assets

The Group assesses at each reporting date whether there is an indication that an asset may be impaired.  If any such indication exists, or when annual impairment testing for an asset is required, the Group makes an estimate of the asset's recoverable amount.  An asset's recoverable amount is the higher of its fair value less costs to sell and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets and the asset's value in use cannot be estimated to be close to its fair value.  In such cases the asset is tested for impairment as part of the cash-generating unit to which it belongs.  When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the asset or cash-generating unit is considered impaired and is written down to its recoverable amount.

In assessing the value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

An assessment is also made at each reporting date as to whether there is any indication that previously recognised impairment losses may no longer exist or may have decreased.  If such indication exists, the recoverable amount is estimated.  A previously recognised impairment loss is reversed only if there has been a change in the estimates used to determine the asset's recoverable amount since the last impairment loss was recognised.  If that is the case the carrying amount of the asset is increased to its recoverable amount.  That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognised for the asset in prior years.  After such a reversal the depreciation charge is adjusted in future periods to allocate the asset's revised carrying amount, less any residual value, on a systematic basis over its remaining useful life.

(t)	Fair Value Estimation

The fair value of financial assets and financial liabilities must be estimated for recognition and measurement or for disclosure purposes.

The fair value of financial instruments traded in active markets (such as publicly traded derivatives, and trading and available-for-sale securities) is based on quoted market prices at the reporting date.  The quoted market price used for financial assets held by the Group is the current bid price; the appropriate quoted market price for financial liabilities is the current ask price.

The fair value of financial instruments that are not traded in an active market (for example, over the counter derivatives) is determined using valuation techniques.  The Group uses a variety of methods and makes assumptions that are based on market conditions existing at each balance date.  Quoted market prices or dealer quotes for similar instruments are used for long-term debt instruments held.  Other techniques, such as discounted cash flows, are used to determine fair value for the remaining financial instruments.  The fair value of interest-rate swaps is calculated as the present value of the estimated future cash flows.  The fair value of forward exchange contracts is determined using forward exchange market rates at the reporting date.

The nominal value less estimated credit adjustments of trade receivables and payables are assumed to approximate their fair values.  The fair value of financial liabilities for disclosure purposes is estimated by discounting the future contractual cash flows at the current market interest rate that is available to the Group for similar financial instruments.

(u)	Issued and Unissued Capital

Ordinary Shares and Performance Shares are classified as equity.  Issued and paid up capital is recognised at the fair value of the consideration received by the Company.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

(v)	Dividends

Provision is made for the amount of any dividend declared on or before the end of the year but not distributed at balance date.

(w)	Share-Based Payments

Equity-settled share-based payments are provided to officers, employees, consultants and other advisors.  These share-based payments are measured at the fair value of the equity instrument at the grant date.  Fair value is determined using the Black Scholes option pricing model.

The fair value determined at the grant date is expensed on a straight-line basis over the vesting period, based on the Company's estimate of equity instruments that will eventually vest.  At each reporting date, the Company revises its estimate of the number of equity instruments expected to vest.  The impact of the revision of the original estimates, if any, is recognised in profit or loss over the remaining vesting period, with a corresponding adjustment to the share-based payments reserve.

Equity-settled share-based payments may also be provided as consideration for the acquisition of assets. Where ordinary shares are issued, the transaction is recorded at fair value based on the quoted price of the ordinary shares at the date of issue. The acquisition is then recorded as an asset or expensed in accordance with accounting standards.